Hedge accounting - Hedged item information (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedged items [line items]
Notional amount	R$ 9,738,021	R$ 2,537,950	R$ 248,896
Fair value adjustments	(513,949)	(108,486)	5,946
Book value	525,664	99,094	(7,133)
Hedge of Fair Value
Disclosure of detailed information about hedged items [line items]
Notional amount	9,297,999	2,188,732	0
Fair value adjustments	(495,191)	(47,923)	0
Book value	506,190	46,795	0
Hedge of net investment in foreign operations
Disclosure of detailed information about hedged items [line items]
Notional amount	440,022	349,218	248,896
Fair value adjustments	(18,758)	(60,563)	5,946
Book value	R$ 19,474	R$ 52,299	R$ (7,133)